Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 371,884	$ 348,593	$ 371,884	$ 348,593	$ 439,195	$ 115,551
Intangible assets	12,010	8,824	12,010	8,824	10,179
Total liabilities	220,468		220,468		178,187
Operating expense	74,242	44,949	144,907	88,834
Net loss	(72,569)	$ (126,557)	(124,096)	$ (170,033)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	46,636		46,636		50,000
Prepaid and other current assets	111		111		0
Intangible assets	48,040		48,040		48,040
Total liabilities	590		590		269
Net assets	94,197		94,197		$ 97,771
Operating expense	2,493		3,655
Net loss	$ 2,387		$ 3,461